Investment in equity investees (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient	¥ 7,325	¥ 6,712
Carrying values of equity investments measured at fair value using the Measurement Alternative	19,643	21,624
Measurement alternative and NAV practical expedient investments	¥ 4,787	¥ 10,201	¥ 6,198